Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Bridges Investment Fund
Shareholder Report [Line Items]
Fund Name	Bridges Investment Fund®
Class Name	Bridges Investment Fund®
Trading Symbol	BRGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridges Investment Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgesfund.com/resources/. You can also request this information by contacting us at 1-866-934-4700.
Additional Information Phone Number	1-866-934-4700
Additional Information Website	www.bridgesfund.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Bridges Investment Fund	$36	0.73%
[1]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 220,082,788
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 539,227
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$220,082,788
Number of Holdings	38
Net Advisory Fee	$539,227
Portfolio Turnover	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
Alphabet, Inc.	11.6%
NVIDIA Corp.	9.5%
Amazon.com, Inc.	8.0%
Palo Alto Networks, Inc.	7.2%
Microsoft Corp.	6.7%
Apple, Inc.	6.2%
Meta Platforms, Inc.	4.4%
Mastercard, Inc.	3.9%
Visa, Inc.	3.5%
Old Dominion Freight Line, Inc.	3.1%

Top Sectors	(% of Net Assets)
Manufacturing	30.5%
Retail Trade	16.0%
Professional, Scientific, and Technical Services	13.3%
Information	12.5%
Finance and Insurance	12.2%
Administrative and Support and Waste Management and Remediation Services	7.4%
Transportation and Warehousing	4.5%
Real Estate and Rental and Leasing	2.6%
Wholesale Trade	0.7%
Cash & Other	0.3%

Top Industries	(% of Net Assets)
Computer and Electronic Product Manufacturing	25.4%
Professional, Scientific, and Technical Services	13.3%
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers	8.0%
Publishing Industries	7.8%
Administrative and Support Services	7.4%
Insurance Carriers and Related Activities	5.1%
Web Search Portals, Libraries, Archives, and Other Information Services	4.4%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities	3.9%
Truck Transportation	3.1%
Cash & Other	21.6%

Updated Prospectus Web Address	www.bridgesfund.com/resources/

[1]
*	Annualized